Financial instruments and fair value measurement - Classes of financial assets instruments (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Asset [abstract]
Noncurrent Derivative Financial Assets		$ 559	$ 691
Non-current financial investments		3,441	2,733
Prepayments and financial receivables		1,291	2,063
Trade and other receivables	[1]	16,933	22,452
Current Derivative Financial Assets		1,378	4,039
Current financial investments		29,224	29,876
Cash and cash equivalents	[2]	9,641	15,579
Total		62,467	77,433
Non-financial assets [Member]
Asset [abstract]
Prepayments and financial receivables		950	404
Trade and other receivables		740	841
Total		1,690	1,245
Amortised cost [Member]
Asset [abstract]
Non-current financial investments		75	117
Prepayments and financial receivables		341	1,658
Trade and other receivables		16,193	21,611
Current financial investments		28,822	29,577
Cash and cash equivalents		7,767	12,473
Total		53,198	65,436
Financial assets at fair value through profit or loss, category [Member]
Asset [abstract]
Noncurrent Derivative Financial Assets		559	691
Non-current financial investments		3,366	2,616
Current Derivative Financial Assets		1,378	4,039
Current financial investments		402	300
Cash and cash equivalents		1,875	3,106
Total		$ 7,580	$ 10,752

[1]	Of which Trade receivables of USD 13,017 million in 2023 and USD 17,334 million in 2022.
[2]	Includes collateral deposits of USD 1,572 million for 2023 related to certain requirements set out by exchanges where Equinor is participating. The corresponding figure for 2022 is USD 6,128 million.